Goodwill and indefinite-life intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill And Indefinite-life Intangible Assets [Line Item]
Forecast period	5 years
Terminal growth rate	7.00%
Impairment loss on goodwill and intangible assets	$ 0
Goodwill	$ 38,355	$ 38,355
Increase in pre tax discount rate	4.60%
Mogo CGU [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Change in the carrying value of CGUs goodwill & intagible assets	$ 240,908
Carta CGU [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Goodwill	24,315	24,315
Carrying value of intangible assets with indefinite life	1,000	1,000
Change in the carrying value of CGUs goodwill & intagible assets	27,916
Mogo Related Entities [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Goodwill	$ 14,040	$ 14,040